FINANCE LEASES - Income statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Amounts charged to income statement
Interest expenses on lease liabilities (Other operating expenses)	$ 1,920,878
Land and buildings
Amounts charged to income statement
Right-of-use assets - Depreciation	$ 9,714,670